General and Administration Expenses (Details) - Schedule of General and Administration Expenses	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)		Dec. 31, 2020 AUD ($)
General and Administration Expenses (Details) - Schedule of General and Administration Expenses [Line Items]
General and administration expenses	$ 2,690,920	$ 1,828,071	$ 1,430,862	[1]	$ 1,296,049	[1]
Salaries and benefits [Member]
General and Administration Expenses (Details) - Schedule of General and Administration Expenses [Line Items]
General and administration expenses	1,140,392	774,723	678,814		475,134
Share based payment [Member]
General and Administration Expenses (Details) - Schedule of General and Administration Expenses [Line Items]
General and administration expenses	158,887	107,940	54,033		94,078
Professional fees [Member]
General and Administration Expenses (Details) - Schedule of General and Administration Expenses [Line Items]
General and administration expenses	576,254	391,477	547,849		474,214
Insurance [Member]
General and Administration Expenses (Details) - Schedule of General and Administration Expenses [Line Items]
General and administration expenses	297,855	202,347	24,894		138,746
Travel expenses [Member]
General and Administration Expenses (Details) - Schedule of General and Administration Expenses [Line Items]
General and administration expenses	6,675	4,535	231		2,338
Depreciation [Member]
General and Administration Expenses (Details) - Schedule of General and Administration Expenses [Line Items]
General and administration expenses	53,815	36,559	33,623		26,229
Occupancy and office expenses [Member]
General and Administration Expenses (Details) - Schedule of General and Administration Expenses [Line Items]
General and administration expenses	48,648	33,046	20,112		15,574
Other [Member]
General and Administration Expenses (Details) - Schedule of General and Administration Expenses [Line Items]
General and administration expenses	$ 408,394	$ 277,444	$ 71,306		$ 69,736

[1]	Reclassified